Note 11 - Intangible Assets	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
11.	Intangible assets

The following table summarizes the gross value, accumulated amortization and net carrying value of the Company's indefinite life and finite life intangible assets:

December 31, 2020	Gross
	carrying	Accumulated
	amount	amortization	Net

Indefinite life intangible assets:
Licenses	$29,200	$-	$29,200
Trademarks and trade names	24,096	-	24,096
	$53,296	$-	$53,296

Finite life intangible assets:
Customer lists and relationships	$345,511	$123,368	$222,143
Investment management contracts	270,600	60,723	209,877
Mortgage servicing rights ("MSRs")	114,909	13,121	101,788
Franchise rights	5,630	5,322	308
Trademarks and trade names	14,803	4,355	10,448
Management contracts and other	20,813	12,406	8,407
Backlog	16,307	12,244	4,063
	$788,573	$231,539	$557,034

	$841,869	$231,539	$610,330

	Gross
December 31, 2019	carrying	Accumulated
	amount	amortization	Net

Indefinite life intangible assets:
Trademarks and trade names	$23,810	$-	$23,810
	$23,810	$-	$23,810

Finite life intangible assets:
Customer lists and relationships	$310,856	$115,987	$194,869
Investment management contracts	270,600	36,434	234,166
Franchise rights	5,163	4,505	658
Trademarks and trade names	12,435	2,398	10,037
Management contracts and other	16,088	9,306	6,782
Backlog	8,558	1,426	7,132
	$623,700	$170,056	$453,644

	$647,510	$170,056	$477,454

In
May 2020,
the Company acquired MSR intangible assets in its acquisition of Colliers Mortgage. MSR intangible assets represent the carrying value of servicing assets in the Americas segment. The MSR asset is being amortized over the estimated period that the net servicing income is expected to be received. The amount of MSRs recognized in
2020
are summarized in the table below.

2020

Balance, January 1	$-
Recognized on business acquisitions	99,900
Additions, following the sale of loan	15,009
Amortization expense	(8,553)
Prepayments and write-offs	(4,568)
Balance, December 31	$101,788

During the year ended
December 31, 2020,
the Company acquired the following intangible assets:

		Estimated
		weighted
		average
		amortization
	Amount	period (years)

Indefinite life intangible assets:
Licenses - indefinite life	$29,200	-

Finite life intangible assets:
Customer lists and relationships	$52,193	9.8
Mortgage servicing rights (MSR)	99,900	8.2
Trademarks and trade names - finite life	3,500	2.0
Customer backlog	8,740	0.7
Other	4,800	4.6

	$198,333	8.1

The following is the estimated future expense for amortization of the recorded MSRs and other intangible assets for each of the next five
years and thereafter:

For the year ended December 31,	MSRs	Other Intangibles	Total
2021	$13,469	68,831	$82,300
2022	12,376	62,153	74,529
2023	11,516	58,429	69,945
2024	10,730	48,828	59,558
2025	9,652	41,493	51,145
Thereafter	44,045	175,512	219,557
	$101,788	455,246	$557,034